December 31, 2009	• Pacific Select Separate Account of Pacific Life Insurance Company

Annual
Report

     The 2009 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	Variable Accounts
	High Yield	Inflation	Managed	Money		Equity	Growth
	Bond	Managed	Bond	Market	Equity	Index	LT

ASSETS
Investments in affiliated mutual funds, at value:
High Yield Bond Portfolio	$458,386
Inflation Managed Portfolio		$553,679
Managed Bond Portfolio			$729,066
Money Market Portfolio				$285,818
Equity Portfolio					$31,413
Equity Index Portfolio						$927,066
Growth LT Portfolio							$503,465
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	4	52	33

Total Assets	458,386	553,679	729,066	285,818	31,417	927,118	503,498

LIABILITIES
Payables:
Mortality and expense risk fees	269	323	421	179	19	547	296
Other	26	21	197	45	—	—	—

Total Liabilities	295	344	618	224	19	547	296

NET ASSETS	$458,091	$553,335	$728,448	$285,594	$31,398	$926,571	$503,202

Units Outstanding	11,958	13,554	16,127	13,513	4,117	25,086	13,795

Accumulation Unit Value	$38.31	$40.83	$45.17	$21.13	$7.63	$36.94	$36.48

Cost of Investments	$473,076	$568,898	$720,959	$287,761	$39,208	$982,031	$544,290

Shares Owned in each Portfolio	75,620	50,040	65,766	28,323	2,089	38,019	27,902

	Main Street®	Small-Cap	Small-Cap	Emerging	International	Multi-
	Core	Growth	Index	Markets	Value	Strategy

ASSETS
Investments in affiliated mutual funds, at value:
Main Street Core Portfolio	$327,953
Small-Cap Growth Portfolio		$44,596
Small-Cap Index Portfolio			$582,073
Emerging Markets Portfolio				$241,509
International Value Portfolio					$739,148
Multi-Strategy Portfolio						$75,699
Receivables:
Due from Pacific Life Insurance Company	27	—	49	—	183	15

Total Assets	327,980	44,596	582,122	241,509	739,331	75,714

LIABILITIES
Payables:
Mortality and expense risk fees	197	27	339	145	439	46
Other	—	3	—	39	—	—

Total Liabilities	197	30	339	184	439	46

NET ASSETS	$327,783	$44,566	$581,783	$241,325	$738,892	$75,668

Units Outstanding	8,463	4,412	51,618	8,688	32,345	2,423

Accumulation Unit Value	$38.73	$10.10	$11.27	$27.78	$22.84	$31.23

Cost of Investments	$370,526	$39,000	$688,612	$226,154	$952,504	$106,028

Shares Owned in each Portfolio	19,482	4,738	63,034	17,757	67,521	7,103

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

	Variable Accounts
	High Yield	Inflation	Managed	Money		Equity	Growth
	Bond	Managed	Bond	Market	Equity	Index	LT

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$23,576	$14,378	$50,217	$1,259	$260	$13,987	$9,548
EXPENSES
Mortality and expense risk fees	1,227	1,239	5,639	3,643	189	5,392	5,974

Net Investment Income (Loss)	22,349	13,139	44,578	(2,384)	71	8,595	3,574

REALIZED GAIN (LOSS) ON AFFILIATED MUTUAL FUND INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(1,744)	(467)	15,616	(1,239)	(882)	(9,729)	(543,096)
Capital gain distributions from mutual fund investments	—	5,317	55,155	—	—	—	—

Realized Gain (Loss)	(1,744)	4,850	70,771	(1,239)	(882)	(9,729)	(543,096)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	37,322	2,427	35,938	1,063	8,948	185,561	815,005

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,927	$20,416	$151,287	($2,560)	$8,137	$184,427	$275,483

	Main Street	Small-Cap	Small-Cap	Emerging	International	Multi-
	Core	Growth	Index	Markets	Value	Strategy

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$4,426	$—	$5,933	$1,711	$14,748	$3,906
EXPENSES
Mortality and expense risk fees	2,476	195	2,484	396	4,463	477

Net Investment Income (Loss)	1,950	(195)	3,449	1,315	10,285	3,429

REALIZED GAIN (LOSS) ON AFFILIATED MUTUAL FUND INVESTMENTS
Realized loss on sale of mutual fund investments	(38,377)	(2,417)	(8,623)	(5,070)	(49,054)	(2,391)
Capital gain distributions from mutual fund investments	—	—	22,770	5,432	—	—

Realized Gain (Loss)	(38,377)	(2,417)	14,147	362	(49,054)	(2,391)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	130,498	13,822	82,000	27,640	198,717	13,624

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$94,071	$11,210	$99,596	$29,317	$159,948	$14,662

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	High Yield Bond		Inflation Managed		Managed Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$22,349	$10,717	$13,139	$2,782	$44,578	$30,886
Realized gain (loss)	(1,744)	(2,833)	4,850	513	70,771	18,093
Change in unrealized appreciation (depreciation) on investments	37,322	(42,903)	2,427	(16,358)	35,938	(67,204)

Net Increase (Decrease) in Net Assets Resulting from Operations	57,927	(35,019)	20,416	(13,063)	151,287	(18,225)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	284,860	(19,822)	416,647	(796)	(165,983)	(42,059)
Policy maintenance charges	(3,214)	(2,381)	(2,067)	(1,392)	(8,120)	(6,750)
Policy benefits and terminations	—	—	—	—	—	(72,546)
Other	952	431	2	50	(8,307)	(46,256)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	282,598	(21,772)	414,582	(2,138)	(182,410)	(167,611)

NET INCREASE (DECREASE) IN NET ASSETS	340,525	(56,791)	434,998	(15,201)	(31,123)	(185,836)

NET ASSETS
Beginning of Year	117,566	174,357	118,337	133,538	759,571	945,407

End of Year	$458,091	$117,566	$553,335	$118,337	$728,448	$759,571

	Money Market		Equity		Equity Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,384)	$11,382	$71	($41)	$8,595	$12,151
Realized gain (loss)	(1,239)	1,169	(882)	4,093	(9,729)	64,999
Change in unrealized appreciation (depreciation) on investments	1,063	(2,047)	8,948	(19,017)	185,561	(537,819)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,560)	10,504	8,137	(14,965)	184,427	(460,669)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(315,092)	371,147	1,134	1,181	38,599	696
Policy maintenance charges	(7,195)	(8,226)	(584)	(421)	(6,974)	(7,054)
Policy benefits and terminations	(8,749)	(168,164)	—	—	(6,156)	(53,590)
Other	(8,491)	(9,911)	(4)	10	(17,734)	(60,092)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(339,527)	184,846	546	770	7,735	(120,040)

NET INCREASE (DECREASE) IN NET ASSETS	(342,087)	195,350	8,683	(14,195)	192,162	(580,709)

NET ASSETS
Beginning of Year	627,681	432,331	22,715	36,910	734,409	1,315,118

End of Year	$285,594	$627,681	$31,398	$22,715	$926,571	$734,409

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Growth LT		Main Street Core		Small-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,574	($2,628)	$1,950	$3,317	($195)	($172)
Realized gain (loss)	(543,096)	(96,437)	(38,377)	46,929	(2,417)	3,103
Change in unrealized appreciation (depreciation) on investments	815,005	(514,421)	130,498	(265,800)	13,822	(20,077)

Net Increase (Decrease) in Net Assets Resulting from Operations	275,483	(613,486)	94,071	(215,554)	11,210	(17,146)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(561,191)	(39,460)	(98,850)	(29,425)	16,654	(33,244)
Policy maintenance charges	(6,512)	(7,706)	(6,748)	(6,146)	(411)	(285)
Policy benefits and terminations	(3,409)	(61,513)	(10,075)	—	—	—
Other	(30,772)	(109,226)	16,489	7,330	1,232	650

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(601,884)	(217,905)	(99,184)	(28,241)	17,475	(32,879)

NET INCREASE (DECREASE) IN NET ASSETS	(326,401)	(831,391)	(5,113)	(243,795)	28,685	(50,025)

NET ASSETS
Beginning of Year	829,603	1,660,994	332,896	576,691	15,881	65,906

End of Year	$503,202	$829,603	$327,783	$332,896	$44,566	$15,881

	Small-Cap Index		Emerging Markets		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,449	$5,575	$1,315	$134	$10,285	$18,859
Realized gain (loss)	14,147	45,639	362	11,371	(49,054)	48,054
Change in unrealized appreciation (depreciation) on investments	82,000	(225,134)	27,640	(31,192)	198,717	(650,369)

Net Increase (Decrease) in Net Assets Resulting from Operations	99,596	(173,920)	29,317	(19,687)	159,948	(583,456)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	167,969	(40,186)	194,150	(76,884)	6,302	(51,708)
Policy maintenance charges	(8,720)	(7,904)	(593)	(364)	(9,979)	(10,175)
Policy benefits and terminations	(3,010)	(54,304)	—	—	(11,691)	(85,772)
Other	23,529	11,830	2,381	938	6,859	(56,819)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	179,768	(90,564)	195,938	(76,310)	(8,509)	(204,474)

NET INCREASE (DECREASE) IN NET ASSETS	279,364	(264,484)	225,255	(95,997)	151,439	(787,930)

NET ASSETS
Beginning of Year	302,419	566,903	16,070	112,067	587,453	1,375,383

End of Year	$581,783	$302,419	$241,325	$16,070	$738,892	$587,453

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account
	Year Ended	Year Ended
	December 31,	December 31,
	2009	2008
	Multi-Strategy
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,429	($541)
Realized gain (loss)	(2,391)	16,862
Change in unrealized appreciation (depreciation) on investments	13,624	(66,208)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,662	(49,887)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	1,435	(39,440)
Policy maintenance charges	(1,546)	(1,439)
Policy benefits and terminations	—	—
Other	2,718	1,585

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,607	(39,294)

NET INCREASE (DECREASE) IN NET ASSETS	17,269	(89,181)

NET ASSETS
Beginning of Year	58,399	147,580

End of Year	$75,668	$58,399

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, investment income ratios, expense ratios, and total returns for each year ended December 31 are presented in the table below.

	At the End of Each Year			Investment
Variable Accounts		Total Units	Total Net	Income	Expense	Total
For Each Year Ended	AUV	Outstanding	Assets	Ratio (1)	Ratio (2)	Return (3)

High Yield Bond
2009	$38.31	11,958	$458,091	13.45%	0.70%	38.90%
2008	27.58	4,263	117,566	8.23%	0.70%	(22.74%)
2007	35.70	4,884	174,357	7.61%	0.70%	1.72%
2006	35.09	4,565	160,217	7.38%	0.70%	8.67%
2005	32.30	4,232	136,671	7.12%	0.70%	1.66%

Inflation Managed
2009	$40.83	13,554	$553,335	8.10%	0.70%	19.96%
2008	34.03	3,477	118,337	2.83%	0.70%	(9.98%)
2007	37.80	3,532	133,538	4.29%	0.70%	9.37%
2006	34.57	3,623	125,225	4.02%	0.70%	(0.18%)
2005	34.63	3,397	117,650	2.74%	0.70%	1.83%

Managed Bond
2009	$45.17	16,127	$728,448	6.27%	0.70%	20.17%
2008	37.59	20,208	759,571	4.31%	0.70%	(2.39%)
2007	38.51	24,549	945,407	4.47%	0.70%	7.77%
2006	35.73	22,104	789,859	4.03%	0.70%	4.08%
2005	34.33	22,423	769,870	3.35%	0.70%	1.92%

Money Market
2009	$21.13	13,513	$285,594	0.24%	0.70%	(0.53%)
2008	21.25	29,542	627,681	2.34%	0.70%	1.65%
2007	20.90	20,683	432,331	5.01%	0.70%	4.25%
2006	20.05	13,034	261,335	4.52%	0.70%	3.96%
2005	19.29	17,571	338,872	2.70%	0.70%	2.11%

Equity
2009	$7.63	4,117	$31,398	0.97%	0.70%	34.28%
2008	5.68	4,000	22,715	0.57%	0.70%	(41.53%)
2007	9.71	3,800	36,910	0.23%	0.70%	5.52%
2006	9.21	3,628	33,400	0.51%	0.70%	7.90%
2005	8.53	1,976	16,855	0.26%	0.70%	5.79%

Equity Index
2009	$36.94	25,086	$926,571	1.83%	0.70%	25.48%
2008	29.44	24,950	734,409	1.88%	0.70%	(37.79%)
2007	47.32	27,794	1,315,118	1.86%	0.70%	4.49%
2006	45.28	28,935	1,310,268	1.76%	0.70%	14.72%
2005	39.47	30,004	1,184,341	1.48%	0.70%	3.94%

Growth LT
2009	$36.48	13,795	$503,202	1.13%	0.70%	36.33%
2008	26.76	31,004	829,603	0.49%	0.70%	(41.37%)
2007	45.64	36,397	1,660,994	0.44%	0.70%	14.82%
2006	39.75	38,478	1,529,372	0.62%	0.70%	8.96%
2005	36.48	39,468	1,439,780	0.24%	0.70%	6.93%

Main Street Core
2009	$38.73	8,463	$327,783	1.26%	0.70%	28.45%
2008	30.15	11,041	332,896	1.44%	0.70%	(39.30%)
2007	49.67	11,611	576,691	1.18%	0.70%	3.67%
2006	47.91	12,456	596,798	1.32%	0.70%	14.38%
2005	41.89	11,674	489,015	0.80%	0.70%	5.25%

Small-Cap Growth (4)
2009	$10.10	4,412	$44,566	0.00%	0.70%	46.41%
2008	6.90	2,302	15,881	0.00%	0.70%	(47.48%)
2007	13.14	5,017	65,906	0.00%	0.70%	14.29%
2006	11.49	6,010	69,084	0.30%	0.70%	4.34%
2005	11.02	4,124	45,432	0.08%	0.70%	1.94%

Small-Cap Index
2009	$11.27	51,618	$581,783	1.68%	0.70%	27.30%
2008	8.85	34,156	302,419	1.97%	0.70%	(35.49%)
2007	13.72	41,306	566,903	1.28%	0.70%	(2.70%)
2006	14.11	45,828	646,427	1.57%	0.70%	16.98%
2005	12.06	43,979	530,317	0.37%	0.70%	3.65%

See Notes to Financial Statements	See explanation of references on page 7

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year			Investment
Variable Accounts		Total Units	Total Net	Income	Expense	Total
For Each Year Ended	AUV	Outstanding	Assets	Ratio (1)	Ratio (2)	Return (3)

Emerging Markets
2009	$27.78	8,688	$241,325	3.00%	0.70%	83.51%
2008	15.14	1,062	16,070	1.08%	0.70%	(48.05%)
2007	29.14	3,846	112,067	1.00%	0.70%	32.16%
2006	22.05	5,242	115,571	0.78%	0.70%	23.54%
2005	17.85	5,156	92,019	1.08%	0.70%	40.52%

International Value
2009	$22.84	32,345	$738,892	2.33%	0.70%	27.11%
2008	17.97	32,687	587,453	2.64%	0.70%	(48.15%)
2007	34.66	39,681	1,375,383	1.96%	0.70%	5.50%
2006	32.86	42,595	1,399,465	1.64%	0.70%	24.82%
2005	26.32	41,943	1,103,977	1.82%	0.70%	8.67%

Multi-Strategy
2009	$31.23	2,423	$75,668	5.77%	0.70%	22.14%
2008	25.57	2,284	58,399	0.13%	0.70%	(45.37%)
2007	46.80	3,154	147,580	3.05%	0.70%	3.61%
2006	45.16	3,042	137,381	2.72%	0.70%	10.91%
2005	40.72	2,890	117,680	0.61%	0.70%	3.05%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest.

(2)	The expense ratios represent annualized policy fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 3 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns.

(4)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, it was named Aggressive Equity Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2009 is comprised of thirteen subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”), an affiliated mutual fund (see Note 3), as follows:

High Yield Bond	Equity	Main Street® Core	Emerging Markets
Inflation Managed	Equity Index	Small-Cap Growth	International Value
Managed Bond	Growth LT	Small-Cap Index	Multi-Strategy
Money Market
     Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     The Separate Account implemented the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) as the single source of authoritative accounting guidance under the Generally Accepted Accounting Principles Topic. The ASC does not create new accounting and reporting guidance, rather it reorganizes U.S. GAAP pronouncements into approximately 90 topics within a consistent structure. All guidance contained in the ASC carries an equal level of authority. The ASC changed how the Separate Account references U.S. GAAP in its notes to financial statements.
     In addition, the Separate Account implemented new guidance under ASC Topic 855, Subsequent Events (See disclosure in Note 8 for details).
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life deducts from the Separate Account daily charges for the mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than predicted and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the fees and charges assessed against the policies.
     The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. These fees are assessed directly to each policyholder account through a redemption of units and are recorded as policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life.
     In addition to charges and expenses described above, the Separate Account also indirectly bears a portion of the net operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.
     The assets of each Variable Account invest in shares of the corresponding Portfolios of the Fund, an affiliated mutual fund. Each Portfolio pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 to the financial statements of the Fund, which are provided separately. For the year ended December 31, 2009, PLFA received advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.80% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee of 0.20% from the Fund based on an annual percentage of average daily net assets of each Portfolio.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
High Yield Bond	$315,000	$9,808	Main Street Core	$25,129	$122,299
Inflation Managed	439,264	5,950	Small-Cap Growth	24,694	7,387
Managed Bond	174,061	256,650	Small-Cap Index	225,978	19,768
Money Market	29,490	371,632	Emerging Markets	213,469	10,615
Equity	2,237	1,610	International Value	70,600	68,679
Equity Index	68,077	51,512	Multi-Strategy	10,769	4,717
Growth LT	15,220	613,540

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
6. FAIR VALUE MEASUREMENTS
     Under ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), the Separate Account is required to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2009, the Separate Account’s holdings, which were all characterized as Level 1 as defined in ASC 820, were as follows:

Variable Accounts	Total Value
High Yield Bond	$458,386
Inflation Managed	553,679
Managed Bond	729,066
Money Market	285,818
Equity	31,413
Equity Index	927,066
Growth LT	503,465
Main Street Core	327,953
Small-Cap Growth	44,596
Small-Cap Index	582,073
Emerging Markets	241,509
International Value	739,148
Multi-Strategy	75,699
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:

	2009			2008
Variable	Units	Units	Net Increase	Units	Units	Net Increase
Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
High Yield Bond	7,917	(222)	7,695	269	(890)	(621)
Inflation Managed	10,206	(129)	10,077	35	(90)	(55)
Managed Bond	1,542	(5,623)	(4,081)	277	(4,618)	(4,341)
Money Market	1,059	(17,088)	(16,029)	22,396	(13,537)	8,859
Equity	335	(218)	117	494	(294)	200
Equity Index	1,603	(1,467)	136	199	(3,043)	(2,844)
Growth LT	120	(17,329)	(17,209)	405	(5,798)	(5,393)
Main Street Core	640	(3,218)	(2,578)	692	(1,262)	(570)
Small-Cap Growth	2,759	(649)	2,110	1,563	(4,278)	(2,715)
Small-Cap Index	19,297	(1,835)	17,462	2,121	(9,271)	(7,150)
Emerging Markets	7,932	(306)	7,626	715	(3,499)	(2,784)
International Value	2,743	(3,085)	(342)	980	(7,974)	(6,994)
Multi-Strategy	242	(103)	139	328	(1,198)	(870)
8. SUBSEQUENT EVENTS
     Events or transactions occurring subsequent to December 31, 2009 through the date the financial statements were issued on February 26, 2010 have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure. Management has not evaluated events after that date for presentation in these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Pacific Select Separate Account (the “Separate Account”) comprised of High Yield Bond, Inflation Managed, Managed Bond, Money Market, Equity, Equity Index, Growth LT, Main Street® Core, Small-Cap Growth, Small-Cap Index, Emerging Markets, International Value, and Multi-Strategy Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2009, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2009 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Separate Account as of December 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 26, 2010

Pacific Life Insurance Company
Mailing Address:
P.O. Box 2030
Omaha, Nebraska 68103-2030

Annual Report
as of December 31, 2009

•	Pacific Select
Separate Account of
Pacific Life Insurance Company

Form No. 15-21492-11